Segmental analysis	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Segmental analysis	Note 3: Segmental analysis
Lloyds Banking Group provides a wide range of banking and financial services in the UK and in certain locations overseas. The Group Executive Committee (GEC) remains the chief operating decision maker, as defined by IFRS 8
Operating Segments, for the Group.
The segmental results and comparatives are presented on an underlying basis (pre-tax), the basis reviewed by the chief operating decision-maker. The underlying basis is derived from the recognition and measurement principles of the IFRS Accounting Standards with the effects of the following excluded in arriving at underlying profit:
•Restructuring costs relating to merger, acquisition, integration and disposal activities
•Volatility and other items, which includes the effects of certain market volatility including that relating to the
Group’s hedging arrangements, the amortisation of purchased intangible assets and the unwind of acquisition-
related fair value adjustments
For the purposes of the underlying income statement, operating lease depreciation (net of gains on disposal of operating lease assets) is shown as an adjustment to total underlying income.
There has been no change to the descriptions of the segments as provided in note 4 to the Group’s financial statements for the year ended 31 December 2025.

Half-year to 30 June 2026	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m

Underlying net interest income	5,139	2,014	(71)	196	7,278
Underlying other income	1,406	889	818	197	3,310
Total underlying income	6,545	2,903	747	393	10,588
Underlying operating lease depreciation[1]	(835)	(6)	–	–	(841)
Underlying income, net of underlying operating lease depreciation	5,710	2,897	747	393	9,747
Underlying operating costs	(2,872)	(1,409)	(494)	(101)	(4,876)
Remediation	(17)	(12)	(7)	(3)	(39)
Total underlying costs	(2,889)	(1,421)	(501)	(104)	(4,915)
Underlying impairment charge	(565)	(51)	(1)	–	(617)
Underlying profit before tax	2,256	1,425	245	289	4,215

External income	8,339	1,855	829	(435)	10,588
External operating lease depreciation[1]	(835)	(6)	–	–	(841)
Inter-segment (expense) income	(1,794)	1,048	(82)	828	–
Net income	5,710	2,897	747	393	9,747

Loans and advances to customers[2]	395,450	96,211	–	17	491,678
External assets	410,016	162,481	233,494	188,166	994,157
Customer deposits	321,836	178,623	–	400	500,859
External liabilities	328,921	228,374	228,282	161,343	946,920
[1]Net of losses on disposal of operating lease assets of £32 million.
[2]Other includes central fair value hedge accounting adjustments.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 3: Segmental analysis (continued)

Half-year to 30 June 2025	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m

Underlying net interest income	4,709	1,766	(78)	258	6,655
Underlying other income	1,276	926	689	78	2,969
Total underlying income	5,985	2,692	611	336	9,624
Underlying operating lease depreciation[1]	(706)	(4)	–	–	(710)
Underlying income, net of underlying operating lease depreciation	5,279	2,688	611	336	8,914
Underlying operating costs	(2,922)	(1,394)	(466)	(92)	(4,874)
Remediation	(41)	–	(2)	6	(37)
Total underlying costs	(2,963)	(1,394)	(468)	(86)	(4,911)
Underlying impairment (charge) credit	(342)	(100)	1	(1)	(442)
Underlying profit before tax	1,974	1,194	144	249	3,561

External income	7,377	1,767	690	(210)	9,624
External operating lease depreciation[1]	(706)	(4)	–	–	(710)
Inter-segment (expense) income	(1,392)	925	(79)	546	–
Net income	5,279	2,688	611	336	8,914

Loans and advances to customers[2]	382,211	88,716	–	671	471,598
External assets	396,606	151,336	197,520	173,820	919,282
Customer deposits	323,365	170,217	–	350	493,932
External liabilities	329,493	215,329	192,760	134,829	872,411

Half-year to 31 December 2025
Underlying net interest income	4,928	1,904	(73)	221	6,980
Underlying other income	1,360	899	742	150	3,151
Total underlying income	6,288	2,803	669	371	10,131
Underlying operating lease depreciation[1]	(739)	(5)	–	–	(744)
Underlying income, net of underlying operating lease depreciation	5,549	2,798	669	371	9,387
Underlying operating costs	(2,885)	(1,459)	(467)	(76)	(4,887)
Remediation	(890)	(27)	(13)	(1)	(931)
Total underlying costs	(3,775)	(1,486)	(480)	(77)	(5,818)
Underlying impairment (charge) credit	(392)	40	(3)	2	(353)
Underlying profit before tax	1,382	1,352	186	296	3,216

External income	8,006	1,732	746	(353)	10,131
External operating lease depreciation[1]	(739)	(5)	–	–	(744)
Inter-segment (expense) income	(1,718)	1,071	(77)	724	–
Net income	5,549	2,798	669	371	9,387

Loans and advances to customers[2]	390,616	90,307	–	540	481,463
External assets	404,882	147,186	218,137	173,867	944,072
Customer deposits	325,169	171,063	–	225	496,457
External liabilities	331,244	211,175	213,520	140,266	896,205
[1]Net of losses on disposal of operating lease assets of £3 million in the half-year to 30 June 2025 and £7 million in the half-year to 31 December 2025.
[2]Other includes central fair value hedge accounting adjustments.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 3: Segmental analysis (continued)
The table below reconciles the statutory results to the underlying basis.

Group statutory basis		Removal of:			Total of segments’ amounts
	£m	Restructuring[1] £m	Volatility and other items[2,3,4] £m	Insurance gross up5 £m	£m

Half-year to 30 June 2026
Net interest income	7,105	–	172	1	7,278	Underlying net interest income
Other income	3,521	–	(334)	123	3,310	Underlying other income
		–	(841)	–	(841)	Underlying operating lease depreciation[6]
Total income	10,626	–	(1,003)	124	9,747	Underlying income, net of underlying operating lease depreciation
Operating expenses[6]	(5,717)	34	891	(123)	(4,915)	Total underlying costs
Impairment charge	(616)	–	–	(1)	(617)	Underlying impairment charge
Profit before tax	4,293	34	(112)	–	4,215	Underlying profit before tax

Half-year to 30 June 2025
Net interest income	6,478	–	177	–	6,655	Underlying net interest income
Other income	2,908	–	(68)	129	2,969	Underlying other income
		–	(710)	–	(710)	Underlying operating lease depreciation[6]
Total income	9,386	–	(601)	129	8,914	Underlying income, net of underlying operating lease depreciation
Operating expenses[6]	(5,440)	9	649	(129)	(4,911)	Total underlying costs
Impairment charge	(442)	–	–	–	(442)	Underlying impairment charge
Profit before tax	3,504	9	48	–	3,561	Underlying profit before tax

Half-year to 31 December 2025
Net interest income	6,752	–	226	2	6,980	Underlying net interest income
Other income	3,284	–	(258)	125	3,151	Underlying other income
		–	(744)	–	(744)	Underlying operating lease depreciation[6]
Total income	10,036	–	(776)	127	9,387	Underlying income, net of underlying operating lease depreciation
Operating expenses[6]	(6,526)	37	798	(127)	(5,818)	Total underlying costs
Impairment charge	(353)	–	–	–	(353)	Underlying impairment charge
Profit before tax	3,157	37	22	–	3,216	Underlying profit before tax
[1]Restructuring, previously presented within volatility and other items, is now shown separately. Comparative periods are represented on a consistent basis.
2In the half-year ended 30 June 2026 this comprised the effects of market and other volatility (gains of £186 million); the amortisation of purchased intangibles (£65 million); and fair value unwind (losses of £9 million).
3In the half-year ended 30 June 2025 this comprised the effects of market and other volatility (gains of £27 million); the amortisation of purchased intangibles (£40 million); and fair value unwind (losses of £35 million).
4In the half-year ended 31 December 2025 this comprised the effects of market and other volatility (gains of £45 million); the amortisation of purchased intangibles (£46 million); and fair value unwind (losses of £21 million).
[5]Under IFRS 17, expenses which are directly associated with the fulfilment of insurance contracts are reported as part of the insurance service result within statutory other income. On an underlying basis these expenses remain within costs.
[6]Net of losses on disposal of operating lease assets of £32 million (half-year to 30 June 2025: £3 million; half-year to 31
December 2025: £7 million). Statutory operating expenses includes operating lease depreciation. On an underlying basis operating lease depreciation is included in net income.